Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Related Party [Abstract]
Short-term employee benefits	$ 22,185	$ 22,326
Share-based payments	$ 23,991	$ 20,773